ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2022
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable, net

	As of December 31,
	2021	2022
	RMB	RMB

Accounts receivable	18,888	21,382
Less: Allowance for doubtful accounts	(6,927)	(7,703)
Accounts receivable, net	11,961	13,679

Allowance for doubtful accounts:

	As of December 31,
	2021	2022
	RMB	RMB

Balance at beginning of year	(3,804)	(6,927)
Addition	(4,790)	(1,124)
Written off	1,667	348
Balance at end of year	(6,927)	(7,703)